Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of Share Capital

Issued share capital	2024	2023
Common stock (amounts in US$ ‘000)	51	55
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	51,247,287	55,327,520
Total common shares in issue	51,247,287	55,327,520

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Schedule of Outstanding Common Shares

		Shares	Shares
		movement	closing	US$(`000)
GeoPark common shares history	Month	(millions)	(millions)	Closing
Shares outstanding at the end of 2022			57.6	58
Stock awards	Feb 2023	0.6	58.2	58
Repurchase of shares	Mar 2023	(0.6)	57.6	58
Stock awards	May 2023	0.1	57.7	58
Repurchase of shares	Jun 2023	(1.1)	56.6	57
Repurchase of shares	Sep 2023	(0.5)	56.1	56
Repurchase of shares	Dec 2023	(0.8)	55.3	55
Shares outstanding at the end of 2023			55.3	55
Stock awards	Jan to Mar 2024	0.2	55.5	55
Repurchase of shares	Apr 2024	(4.5)	51.0	51
Stock awards	Apr to Jun 2024	0.2	51.2	51
Buyback program	Jul to Sep 2024	0.0	51.2	51
Buyback program	Oct to Dec 2024	0.0	51.2	51
Shares outstanding at the end of 2024			51.2	51

Schedule of Cash distributions

			Total amount
Date of declaration	Date of distribution	US$ per share	in US$ ‘000
March 9, 2022	March 31, 2022	0.0820	4,847
May 11, 2022	June 10, 2022	0.0820	4,809
August 10, 2022	September 8, 2022	0.1270	7,345
November 9, 2022	December 7, 2022	0.1270	7,281
Cash distributions for the year ended December 31, 2022			24,282
March 8, 2023	March 31, 2023	0.1300	7,505
May 3, 2023	May 31, 2023	0.1300	7,378
August 9, 2023	September 7, 2023	0.1320	7,383
November 8, 2023	December 11, 2023	0.1340	7,449
Cash distributions for the year ended December 31, 2023			29,715
March 6, 2024	March 28, 2024	0.1360	7,520
May 15, 2024	June 14, 2024	0.1470	7,496
August 14, 2024	September 12, 2024	0.1470	7,506
November 6, 2024	December 6, 2024	0.1470	7,513
Cash distributions for the year ended December 31, 2024			30,035